SEGMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Net Operating Income by Segment

The following tables reconcile the Company’s segment activity to its results of operations and financial position as of and for the three months ended March 31, 2020:

	For the Three Months Ended March 31,
	2020	2019
Office/Industrial Properties:
Rental, fees and other income	$4,984,942	$5,454,153
Property and related expenses	(2,015,624)	(2,504,787)

Net operating income, as defined	2,969,318	2,949,366
Model Home Properties:
Rental, fees and other income	1,116,730	1,081,684
Property and related expenses	(46,260)	(50,422)

Net operating income, as defined	1,070,470	1,031,262
Retail Properties:
Rental, fees and other income	927,479	643,427
Property and related expenses	(319,208)	(208,341)

Net operating income, as defined	608,271	435,086
Reconciliation to net loss:

Total net operating income, as defined, for reportable segments	4,648,059	4,415,714
General and administrative expenses	(1,351,345)	(1,760,703)
Depreciation and amortization	(1,574,526)	(2,210,081)
Interest expense	(2,553,846)	(2,545,203)
Other income (expense)	(6,995)	5,524
Income tax expense	(83,631)	(81,430)
Gain on sale of real estate	(9,835)	1,214,242

Net loss	$(932,119)	$(961,937)

The following tables reconcile the Company’s segment activity to its results of operations and financial position as of and for the years ended December 31, 2019 and 2018, respectively.

	For the Year Ended December 31,
	2019	2018
Office/Industrial Properties:
Rental income	$21,490,215	$24,037,363
Property and related expenses	(9,317,720)	(9,494,885)

Net operating income, as defined	12,172,495	14,542,478
Model Home Properties:
Rental income	4,194,489	4,642,159
Property and related expenses	(193,367)	(174,238)

Net operating income, as defined	4,001,122	4,467,921
Retail Properties:
Rental income	2,956,407	3,664,491
Property and related expenses	(899,487)	(1,217,596)

Net operating income, as defined	2,056,920	2,446,895
Reconciliation to net income:
Total net operating income, as defined, for reportable segments	18,230,537	21,457,294
General and administrative expenses	(5,268,315)	(4,532,703)
Depreciation and amortization	(7,364,688)	(9,101,605)
Interest expense	(10,649,646)	(13,041,016)
Interest income	141,306	55,909
Gain on sale of real estate	6,319,272	12,200,138
Deferred offering cost	—	(1,507,599)
Impairment of real estate	—	(532,951)
Acquisition costs	(24,269)	(26,177)
Income tax expense	(611,263)	(518,567)

Net income	$772,934	$4,452,723

Reconciliation of Assets by Segment to Total Assets
Assets by Reportable Segment:	March 31, 2020	December 31, 2019
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$104,424,683	$126,421,648

Total assets (2)	$105,759,056	$131,180,612

Model Home Properties:
Land, buildings and improvements, net (1)	$49,433,519	$48,466,371

Total assets (2)	$48,298,760	$51,389,400

Retail Properties:
Land, buildings and improvements, net (1)	$25,244,792	$25,318,601

Total assets (2)	$26,704,009	$26,588,254

Reconciliation to Total Assets:
Total assets for reportable segments	$180,761,825	$209,158,266
Other unallocated assets:
Cash, cash equivalents and restricted cash	1,730,789	1,591,041
Other assets, net	13,849,674	10,035,101

Total Assets	$196,342,288	$220,784,408

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.
(2)

Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

Assets by Reportable Segment:	December 31, 2019	December 31, 2018
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$126,421,648	$138,694,773

Total assets (2)	$131,180,612	$143,620,315

Model Home Properties:
Land, buildings and improvements, net (1)	$48,466,371	$48,762,869

Total assets (2)	$51,389,400	$48,864,060

Retail Properties:
Land, buildings and improvements, net (1)	$25,318,601	$23,650,423

Total assets (2)	$26,588,254	$27,702,384

Reconciliation to Total Assets:
Total assets for reportable segments	$209,158,266	$220,186,759
Other unallocated assets:
Cash and cash equivalents	10,391,275	9,776,215
Other assets, net	1,234,867	3,087,066

Total Assets	$220,784,408	$233,050,040

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.
(2)	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

Reconciliation of Capital Expenditures by Segment to Total Real Estate Investments

	For the Three Months Ended March 31,
Capital Expenditures by Reportable Segment	2020	2019
Office/Industrial Properties:
Capital expenditures and tenant improvements	$881,497	$2,696,422
Model Home Properties:
Acquisition of operating properties	3,573,743	—
Retail Properties:
Capital expenditures and tenant improvements	8,176	—
Totals:
Acquisition of operating properties, net	3,573,743	—
Capital expenditures and tenant improvements	889,673	2,696,422

Total real estate investments	$4,463,416	$2,696,422

Capital Expenditures by Reportable Segment

	For the Year Ended December 31,
	2019	2018
Office/Industrial Properties:
Capital expenditures and tenant improvements	$6,373,464	$3,340,023
Model Home Properties:
Acquisition of operating properties	13,037,562	17,326,915
Retail Properties:
Capital expenditures and tenant improvements	20,247	19,260
Totals:
Acquisition of operating properties, net	13,037,562	17,326,915
Capital expenditures and tenant improvements	6,393,711	3,359,283

Total real estate investments	$19,431,273	$20,686,198